CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
CONDENSED CONSOLIDATED BALANCE SHEETS
Preferred Stock Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares Authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, shares Issued	0	0	0
Preferred Stock, shares Outstanding	0	0	0
Common Stock, Par Value (in dollars per share)	$ 0.0001	$ 0.0001
Common Stock, shares Authorized	550,000,000	100,000,000	100,000,000
Common Stock, shares Issued	49,167,170	47,500,000	47,500,000
Common Stock, shares Outstanding	49,167,170	47,500,000	47,500,000